Earnings Per Common Share (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share 1		1,930,500
Earnings Per Common Share 2		1,001,000
Earnings Per Common Share 3		3,177,386
Earnings Per Common Share 1	3,282,000
Earnings Per Common Share 2	2,008,000
Earnings Per Common Share 3	1,988,000